Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Mid-Cap Value Fund, Inc. - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.87%	[1]
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.87%	[1]
T. Rowe Price Mid-Cap Value Fund, Inc. - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.72%	[1]
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.72%	[1]
T. Rowe Price Mid-Cap Value Fund, Inc. - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.11%	[1]
T. Rowe Price Mid-Cap Value Fund, Inc. - R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	1.38%	[1]
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.38%	[1]
T. Rowe Price Mid-Cap Value Fund, Inc. - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.64%)	[2]
Net Expenses (as a percentage of Assets)	0.06%	[1],[2]

[1]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[2]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.